ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Marathon Patent Group, Inc. (“the Company”), formerly American Strategic Minerals Corporation, was incorporated under the laws of the State of Nevada on February 23, 2010.

On December 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada in order to change its name to “American Strategic Minerals Corporation” from “Verve Ventures, Inc.”, and increase the Company’s authorized capital to 200,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business. Additionally, in November 2012, the Company decided to discontinue its real estate business.

On August 1, 2012, the shareholders holding a majority of the Company’s voting capital voted in favor of (i) changing the name of the Company to “Fidelity Property Group, Inc.” and (ii) the adoption the 2012 Equity Incentive Plan and reserving 10,000,000 shares of common stock for issuance thereunder (the “2012 Plan”).  The board of directors of the Company (the “Board of Directors”) approved the name change and the adoption of the 2012 Plan on August 1, 2012. The Company did not file an amendment to its Articles of Incorporation with the Secretary of State of Nevada and subsequently abandoned the decision to adopt the “Fidelity Property Group, Inc.” name.

On October 1, 2012, the shareholders holding a majority of the Company’s voting capital voted and authorized the Company to (i) change the name of the Company to Marathon Patent Group, Inc. (the “Name Change”) and (ii) effectuate a reverse stock split of the Company’s common stock by a ratio of 3-for-2 (the “Reverse Split”) within one year from the date of approval of the stockholders of the Company.  The Board of Directors of the Company approved the Name Change and the Reverse Split on October 1, 2012. The Company’s Board of Directors determined the name “Marathon Patent Group, Inc.” better reflects the long-term strategy in exploring other opportunities and the identity of the Company going forward.  On February 15, 2013, the Company filed the Certificate of Amendment with the Secretary of State of the State of Nevada in order to effectuate the Name Change. Currently, the Reverse Split has been authorized by the Company’s shareholders but has not been effectuated.

On January 26, 2012, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) with American Strategic Minerals Corporation, a Colorado corporation (“Amicor”) and the shareholders of Amicor (the “Amicor Shareholders”).  Upon closing of the transaction contemplated under the Exchange Agreement (the “Share Exchange”), on January 26, 2012, the Amicor Shareholders transferred all of the issued and outstanding capital stock of Amicor to the Company in exchange for an aggregate of 10,000,000 shares of the common stock of the Company.  The Share Exchange caused Amicor to become a wholly-owned subsidiary of the Company.  Additionally, as further consideration for entering into the Exchange Agreement, certain Amicor Shareholders received ten-year warrants to purchase an aggregate of 6,000,000 shares of the Company’s common stock with an exercise price of 0.50 per share.  Prior to acquisition by the Company, Amicor owned certain mining and mineral rights.

Amicor, formerly Nuclear Energy Corporation, was incorporated under the laws of the State of Colorado on April 30, 2011.  Amicor owns mining leases of federal unpatented mining claims and leases private lands in the states of Utah and Colorado for the purpose of exploration and potential development of uranium and vanadium minerals.

Prior to the Share Exchange, the Company was a shell company with no business operations.

The Share Exchange was accounted for as a reverse-merger and recapitalization. Amicor was the acquirer for financial reporting purposes and the Company was the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Share Exchange were those of Amicor and was recorded at the historical cost basis of Amicor, and the consolidated financial statements after completion of the Share Exchange included the assets and liabilities of the Company and Amicor, historical operations of Amicor and operations of the Company from the closing date of the Share Exchange.

On June 11, 2012, the Company terminated various leases related to its uranium mining claims (the “Claims”), consisting of: the Cutler King Property (3 unpatented mining claims); “Centennial-Sun Cup” (42 unpatented mining claims); “Bull Canyon” (2 unpatented mining claims); “Martin Mesa” (51 unpatented mining claims); “Avalanche/Ajax” (8 unpatented mining claims) and “Home Mesa” (9 unpatented mining claims).  The Company had acquired the Claims through the acquisition of Amicor on January 26, 2012. The decision by the Company to terminate these leases followed changes in management and direction of the Company, a review of the uranium market, and the timing and costs expected to pursue the business.

On June 11, 2012, the Company entered into a rescission agreement (the “Rescission Agreement”) with Amicor, and the Amicor Shareholders.  Each of the Amicor Shareholders had previously received shares of the Company’s common stock (and certain of the Amicor Shareholders also received warrants to purchase shares of the Company’s common stock) (collectively, the “Shareholder Securities”) pursuant to the Rescission Agreement.   Each of the Amicor Shareholders, with the exception of one, agreed to return the Shareholder Securities to the Company for cancellation and to enter into joint mutual releases with the Company.  Furthermore, pursuant to the terms of the Rescission Agreement, George Glasier resigned from his position as President, Chief Executive Officer and Chairman of the Company; Kathleen Glasier resigned from her position as Secretary of the Company, Michael Moore resigned from his position as Chief Operating Officer and Vice President of the Company and each of David Andrews and Kyle Kimmerle resigned from their position as a director of the Company.  As a result of the foregoing, the Company cancelled 9,806,667 shares of the Company’s common stock and 4,800,000 warrants and terminated the mining leases entered into with the Amicor Shareholders. Additionally, the Company paid an aggregate of $132,000 to Amicor Shareholders upon the execution of the Rescission Agreement.

Under the terms of the Rescission Agreement, the Company’s employment agreement with Mr. Glasier resigned and all options, warrants and rights to acquire any shares of the Company’s common stock, whether vested or unvested, were terminated as of the date of the Rescission Agreement.  Additionally, under the terms of the Rescission Agreement, the Company’s lease for certain office space, dated as of January 26, 2012 with Silver Hawk Ltd., an entity owned and controlled by George Glasier and Kathleen Glasier, was terminated.

On June 11, 2012, the Company and Pershing Gold Corporation (“Pershing”) exercised its right under the Option Agreement executed in January 2012, through the assignment of Pershing’s wholly owned subsidiary, Continental Resources Acquisition Sub, Inc. (“Acquisition Sub”), (see Note 5). As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets.

On November 14, 2012, the Company entered into a Share Exchange Agreement (the "Sampo Exchange Agreement") with Sampo IP LLC, a Virginia limited liability company ("Sampo"), a company that holds certain intellectual property rights, and the members of Sampo (the "Sampo Members"). Upon closing of the transaction contemplated under the Sampo Exchange Agreement (the "Sampo Share Exchange"), on November 14, 2012, the Sampo Members (6 members) transferred all of the issued and outstanding membership interests of Sampo to the Company in exchange for an aggregate of 9,250,000 shares of the common stock of the Company. Additionally, the Company made a cash payment to Sampo of $500,000 pursuant to the terms of the Sampo Exchange Agreement.

Upon the closing of the Sampo Share Exchange, Mark Groussman resigned as the Company’s Chief Executive Officer and John Stetson resigned as the Company’s President and Chief Operating Officer and simultaneously with the effectiveness of the Sampo Share Exchange, Doug Croxall was appointed as the Company’s Chief Executive Officer and Chairman and John Stetson was appointed as the Company’s Chief Financial Officer and Secretary.  LVL Patent Group LLC, of which Mr. Croxall is the Chief Executive Officer, and John Stetson, were former members of Sampo and received 4,000,000 and 500,000 shares of the Company’s common stock, respectively, in connection with the Sampo Share Exchange.

The Company is an Intellectual Property (“IP”) company that serves patent owners ranging from individual inventors to Fortune 500 corporations. The Company’s objective is to provide a focused and comprehensive set of IP services that range from analysis of existing IP assets, idea creation, development, prosecution, commercialization, licensing and enforcement.

The Company provides its clients proprietary analytics, IP valuation methods, partnering opportunities, infringement tracking, patent analysis, strategies, tactics, enforcement and reporting among others. Consequently, the Company decided to discontinue its real estate business and intends to sell and dispose its remaining real estate holdings during fiscal 2013.

On March 6, 2013, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Augme Technologies (“Seller”) whereby Seller agreed to sell to the Company certain office equipment, data, documentation, and business information related to the Seller’s business and assign agreements and prospective clients and business opportunities to the Company. In consideration for the assets and assigned agreements, the Company paid $10,000 at closing and provides litigation assistance as defined in the Agreement. As additional consideration, the Company also entered into a 2 year Service Agreement (the “Service Agreement”) with the Seller whereby the Seller shall engage the Company to provide consulting services including patent litigation matters, sale, license involving the Seller’s intellectual property and general consulting services to continue the Seller’s business operations. The Company recorded the $10,000 payment which was primarily attributable to property and equipment.

Going Concern

The consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in a deficit accumulated during the development stage of approximately $7.7 million as of March 31, 2013, negative cash flows from operating activities and net loss of $233,175 and $605,536, respectively, for the three months ended March 31, 2013.  The Company anticipates further losses in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The ability to successfully resolve these factors raise substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

Based on current operating plans, the current resources of the Company, after taking into account the net funds received during the three months ended March 31, 2013 from the sales and disposal of the remaining real estate properties, are expected to be sufficient for at least the next twelve months. The Company may choose to raise additional funds in connection with any future acquisition of additional intellectual property assets, operating businesses or other assets that it may choose to pursue. There can be no assurance, however, that any such opportunities will materialize. Moreover, any potential financing would likely be dilutive to the Company’s stockholders.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Marathon Patent Group, Inc. (“the Company”), formerly American Strategic Minerals Corporation, was incorporated under the laws of the State of Nevada on February 23, 2010.

On December 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada in order to change its name to “American Strategic Minerals Corporation” from “Verve Ventures, Inc.”, and increase the Company’s authorized capital to 200,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business. Additionally, in November 2012, the Company decided to discontinue its real estate business.

On August 1, 2012, the shareholders holding a majority of the Company’s voting capital voted in favor of (i) changing the name of the Company to “Fidelity Property Group, Inc.” and (ii) the adoption the 2012 Equity Incentive Plan and reserving 10,000,000 shares of common stock for issuance thereunder (the “2012 Plan”).  The Board of Directors of the Company approved the name change and the adoption of the 2012 Plan on August 1, 2012. The Company did not file an amendment to its Articles of Incorporation with the Secretary of State of Nevada and subsequently abandoned the decision to adopt the “Fidelity Property Group, Inc.” name.

On October 1, 2012, the shareholders holding a majority of the Company’s voting capital voted and authorized the Company to (i) change the name of the Company to Marathon Patent Group, Inc. (the “Name Change”) and (ii) effectuate a reverse stock split of the Company’s common stock by a ratio of 3-for-2 (the “Reverse Split”) within one year from the date of approval of the stockholders of the Company.  The Board of Directors of the Company approved the Name Change and the Reverse Split on October 1, 2012. The Company’s Board of Directors determined the name “Marathon Patent Group, Inc.” better reflects the long-term strategy in exploring other opportunities and the identity of the Company going forward.  On February 15, 2013, the Company filed the Certificate with the Secretary of State of the State of Nevada in order to effectuate the Name Change. Currently, the Reverse Split has been authorized by the Company’s shareholders but has not been effectuated.

On January 26, 2012, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) with American Strategic Minerals Corporation, a Colorado corporation (“Amicor”) and the shareholders of Amicor (the “Amicor Shareholders”).  Upon closing of the transaction contemplated under the Exchange Agreement (the “Share Exchange”), on January 26, 2012, the Amicor Shareholders transferred all of the issued and outstanding capital stock of Amicor to the Company in exchange for an aggregate of 10,000,000 shares of the common stock of the Company.  The Share Exchange caused Amicor to become a wholly-owned subsidiary of the Company.  Additionally, as further consideration for entering into the Exchange Agreement, certain Amicor Shareholders received ten-year warrants to purchase an aggregate of 6,000,000 shares of the Company’s common stock with an exercise price of 0.50 per share.  Prior to acquisition by the Company, Amicor owned certain mining and mineral rights.

Amicor, formerly Nuclear Energy Corporation, was incorporated under the laws of the State of Colorado on April 30, 2011.  Amicor owns mining leases of federal unpatented mining claims and leases private lands in the states of Utah and Colorado for the purpose of exploration and potential development of uranium and vanadium minerals.

Prior to the Share Exchange, the Company was a shell company with no business operations.

The Share Exchange was accounted for as a reverse-merger and recapitalization. Amicor was the acquirer for financial reporting purposes and the Company was the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Share Exchange were those of Amicor and was recorded at the historical cost basis of Amicor, and the consolidated financial statements after completion of the Share Exchange included the assets and liabilities of the Company and Amicor, historical operations of Amicor and operations of the Company from the closing date of the Share Exchange.

On June 11, 2012, the Company terminated various leases related to its uranium mining claims (the “Claims”), consisting of: the Cutler King Property (3 unpatented mining claims); “Centennial-Sun Cup” (42 unpatented mining claims); “Bull Canyon” (2 unpatented mining claims); “Martin Mesa” (51 unpatented mining claims); “Avalanche/Ajax” (8 unpatented mining claims) and “Home Mesa” (9 unpatented mining claims).  The Company had acquired the Claims through the acquisition of Amicor on January 26, 2012. The decision by the Company to terminate these leases followed changes in management and direction of the Company, a review of the uranium market, and the timing and costs expected to pursue the business.

On June 11, 2012, the Company entered into a rescission agreement (the “Rescission Agreement”) with Amicor, and the Amicor Shareholders.  Each of the Amicor Shareholders had previously received shares of the Company’s common stock (and certain of the Amicor Shareholders also received warrants to purchase shares of the Company’s common stock) (collectively, the “Shareholder Securities”) pursuant to the Rescission Agreement.   Each of the Amicor Shareholders, with the exception of one, agreed to return the Shareholder Securities to the Company for cancellation and to enter into joint mutual releases with the Company.  Furthermore, pursuant to the terms of the Rescission Agreement, George Glasier resigned from his position as President, Chief Executive Officer and Chairman of the Company; Kathleen Glasier resigned from her position as Secretary of the Company, Michael Moore resigned from his position as Chief Operating Officer and Vice President of the Company and each of David Andrews and Kyle Kimmerle resigned from their position as a director of the Company.  As a result of the foregoing, the Company cancelled 9,806,667 shares of the Company’s common stock and 4,800,000 warrants and terminated the mining leases entered into with the Amicor Shareholders. Additionally, the Company paid an aggregate of $132,000 to Amicor Shareholders upon the execution of the Rescission Agreement.

Under the terms of the Rescission Agreement, the Company’s employment agreement with Mr. Glasier was terminated and all options, warrants and rights to acquire any shares of the Company’s common stock, whether vested or unvested, were terminated as of the date of the Rescission Agreement.  Additionally, under the terms of the Rescission Agreement, the Company’s lease for certain office space, dated as of January 26, 2012 with Silver Hawk Ltd., an entity owned and controlled by George Glasier and Kathleen Glasier, was terminated.

On June 11, 2012, the Company and Pershing Gold Corporation (“Pershing”) exercised its right under the Option Agreement executed in January 2012, through the assignment of Pershing’s wholly owned subsidiary, Continental Resources Acquisition Sub, Inc. (“Acquisition Sub”), (see Note 5). As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets.

On November 14, 2012, the Company entered into a Share Exchange Agreement (the "Sampo Exchange Agreement") with Sampo IP LLC, a Virginia limited liability company ("Sampo"), a company that holds certain intellectual property rights, and the members of Sampo (the "Sampo Members"). Upon closing of the transaction contemplated under the Sampo Exchange Agreement (the "Sampo Share Exchange"), on November 14, 2012, the Sampo Members (6 members) transferred all of the issued and outstanding membership interests of Sampo to the Company in exchange for an aggregate of 9,250,000 shares of the common stock of the Company. Additionally, the Company made a cash payment to Sampo of $500,000 pursuant to the terms of the Sampo Exchange Agreement.

Upon the closing of the Sampo Share Exchange, Mark Groussman resigned as the Company’s Chief Executive Officer and John Stetson resigned as the Company’s President and Chief Operating Officer and simultaneously with the effectiveness of the Sampo Share Exchange, Doug Croxall was appointed as the Company’s Chief Executive Officer and Chairman and John Stetson was appointed as the Company’s Chief Financial Officer and Secretary.  LVL Patent Group LLC, of which Mr. Croxall is the Chief Executive Officer, and John Stetson, were former members of Sampo and received 4,000,000 and 500,000 shares of the Company’s common stock, respectively, in connection with the Sampo Share Exchange.

Through the Company’s wholly owned subsidiary, Sampo, the Company intends to engage in the acquisition, development and monetization of intellectual property through both the prosecution and licensing of its own patent portfolio, the acquisition of additional intellectual property or partnering with others to defend and enforce their patent rights. Consequently, the Company decided to discontinue its real estate business and intends to sell and dispose its remaining real estate holdings during fiscal 2013.

Going Concern

The consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in a deficit accumulated during the development stage of $7,037,134 as of December 31, 2012, negative cash flows from operating activities and net loss of $1,261,404 and $6,938,308, respectively, for the year ended December 31, 2012. The Company anticipates further losses in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The ability to successfully resolve these factors raise substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these aforementioned uncertainties.

Based on current operating plans, the current resources of the Company, after taking into account the net funds received subsequent to balance sheet date from the sales and disposal of the remaining real estate properties, are expected to be sufficient for at least the next twelve months. The Company may choose to raise additional funds in connection with any future acquisition of additional intellectual property assets, operating businesses or other assets that it may choose to pursue. There can be no assurance, however, that any such opportunities will materialize. Moreover, any potential financing would likely be dilutive to the Company’s stockholders.